CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 1,216.5		$ 921.4		$ 1,472.7		$ 1,132.6		$ 1,326.3		$ 1,097.0		$ 1,714.9		$ 1,336.5		$ 4,743.2		$ 5,474.7		$ 6,104.0
Cost of sales																	2,964.7		2,954.5		2,990.7
Gross margin	444.3		301.1		590.3		442.8		593.8		386.1		865.2		675.1		1,778.5		2,520.2		3,113.3
Selling, general and administrative expenses																	151.9		166.0		151.8
Other operating—net																	53.3		(15.8)		49.1
Total other operating costs and expenses																	205.2		150.2		200.9
Gain on sale of phosphate business																	750.1		0.0		0.0
Equity in earnings of operating affiliates																	43.1		41.7		47.0
Operating earnings																	2,366.5		2,411.7		2,959.4
Interest expense																	178.2		152.2		135.3
Interest income																	(0.9)		(4.7)		(4.3)
Other non-operating—net																	1.9		54.5		(1.1)
Earnings before income taxes and equity in earnings of non-operating affiliates																	2,187.3		2,209.7		2,829.5
Income tax provision																	773.0		686.5		964.2
Equity in earnings of non-operating affiliates—net of taxes																	22.5		9.6		58.1
Net earnings																	1,436.8		1,532.8		1,923.4
Less: Net earnings attributable to noncontrolling interest																	46.5		68.2		74.7
Net earnings attributable to common stockholders	$ 238.3	[1]	$ 130.9	[1]	$ 312.6	[1]	$ 708.5	[1]	$ 325.8		$ 234.1		$ 498.2		$ 406.5		$ 1,390.3	[1]	$ 1,464.6		$ 1,848.7
Net earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 4.83	[2]	$ 2.63	[2]	$ 6.12	[2]	$ 12.94	[2]	$ 5.73	[2]	$ 4.09	[2]	$ 8.43	[2]	$ 6.53	[2]	$ 27.16	[2]	$ 24.87	[2]	$ 28.94
Diluted (in dollars per share)	$ 4.82	[2]	$ 2.62	[2]	$ 6.10	[2]	$ 12.90	[2]	$ 5.71	[2]	$ 4.07	[2]	$ 8.38	[2]	$ 6.47	[2]	$ 27.08	[2]	$ 24.74	[2]	$ 28.59
Weighted-average common shares outstanding:
Basic (in shares)																	51.2		58.9		63.9
Diluted (in shares)																	51.3		59.2		64.7

[1]	For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.
[2]	The sum of the four quarters is not necessarily the same as the total for the year.